Patent and Trademarks (Details Textuals) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 26, 2010	Mar. 31, 2015	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accounts payable - related party	$ 570,000		$ 570,000	$ 570,000
Amortizing patent	Straight-line method.
Useful life	17 years
Amortization expense	65,647			57,874
SampleMD Patent Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock: for cash shares		300,000
Stock options		200,000
Shares values		$ 360,000
Expire date		Apr. 30, 2015